MD&A - Capital management (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Comparison Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total equity under IFRS Accounting Standards	$ 90,484	$ 85,574	$ 86,156	$ 57,218
Equity attributable to non-controlling interests	(271)	(494)
Defined benefit plans, net of tax	(957)	(833)
Deferred tax assets recognized for tax loss carry-forwards	(2,434)	(2,288)
Deferred tax assets for unused tax credits	(827)	(688)
Deferred tax assets on temporary differences, excess over threshold	(1,242)	(803)
Goodwill, net of tax	(5,787)	(5,702)
Intangible assets, net of tax	(683)	(702)
Compensation-related components (not recognized in net profit)	(2,441)	(2,800)
Expected losses on advanced internal ratings-based portfolio less provisions	(876)	(568)
Unrealized (gains) / losses from cash flow hedges, net of tax	1,339	2,585
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	1,660	1,178
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(65)	(62)
Prudential valuation adjustments	(148)	(167)
Accruals for proposed dividends to shareholders	(3,449)	(2,835)
Other	(40)	(25)
Total common equity tier 1 capital	$ 71,262	$ 71,367